TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2024	December 31, 2023
Trades payables	$298,180	$157,705
VAT, income and dividend taxes payable	9,895	28,027
Salaries payable	54,595	72,783
	$362,670	$258,515